INVESTMENTS, Debt Securities and Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost, current	$ 557,249	$ 869,931
Held to maturity, Cost or Amortized cost, noncurrent	64,790	66,071
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Fair value, current	304,453	28,166
Available-for-sale, Fair value, noncurrent	292,724	192,139
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value	178,233	178,298
Available For Sale and Held To Maturity Securities Fair Value To Amortized Cost And Investment At Fair Value [Abstract]
Cost or Amortized cost	1,453,417	1,307,676
Gross unrecognized gains	555	2,380
Gross unrecognized losses	(758)	(191)
Gross unrealized gains	27,248	28,398
Gross unrealized losses	(83,216)	(1,469)
Fair value	1,397,246	1,336,794
Short-term Investments [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost, current	557,249	869,931
Held to maturity, Gross unrecognized gains	4	26
Held to maturity, Gross unrecognized losses	(2)	(10)
Held to maturity, Fair value, current	557,251	869,947
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost, current	304,649	28,190
Available-for-sale, Gross unrealized gains	26	40
Available-for-sale, Gross unrealized losses	(222)	(64)
Available-for-sale, Fair value, current	304,453	28,166
Long-term Investments [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity, Cost or Amortized cost, noncurrent	64,790	66,071
Held to maturity, Gross unrecognized gains	551	2,354
Held to maturity, Gross unrecognized losses	(756)	(181)
Held to maturity, Fair value, noncurrent	64,585	68,244
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost, noncurrent	301,020	192,257
Available-for-sale, Gross unrealized gains	151	1,287
Available-for-sale, Gross unrealized losses	(8,447)	(1,405)
Available-for-sale, Fair value, noncurrent	292,724	192,139
Investments, Fair Value Disclosure [Abstract]
Investments carried at fair value, Cost or Amortized cost	225,709	151,227
Investments carried at fair value, Gross unrealized gains	27,071	27,071
Investments carried at fair value, Gross unrealized losses	(74,547)	0
Investments carried at fair value	$ 178,233	$ 178,298